COUNTRY INVESTORS LIFE ASSURANCE COMPANY

COUNTRY Investors Variable Annuity Account

Supplement Dated August 21, 2019

to the Prospectus For

Individual Flexible Premium Deferred Variable Annuity Contract

(Dated May 1, 2012)

This Supplement updates certain information contained in your Prospectus, as previously supplemented, regarding investment options available under your contract.  It is for informational purposes only and requires no action on your part.  Please read this Supplement carefully and retain it with your Prospectus for future reference.

The Deutsche Funds, formerly known as the DWS Funds, have again become known as the DWS Funds.  To reflect those changes, this Supplement amends your Prospectus as follows:

•        All references to “Deutsche Global Small Cap VIP” (formerly “DWS Global Small Cap VIP,” formerly “DWS Global Small Cap Growth VIP”) should be deleted and replaced with “DWS Global Small Cap VIP.”

•        All references to “Deutsche International Growth VIP” (“Deutsche Global Growth VIP,” formerly “DWS Global Growth VIP,” formerly “DWS Global Thematic VIP”) should be deleted and replaced with “DWS International Growth VIP.”

•        All references to “Deutsche Investment Management Americas Inc.” should be deleted and replaced with “DWS Investment Management Americas, Inc.”

In addition, the T. Rowe Price Personal Strategy Balanced Portfolio has changed its name to the T. Rowe Price Moderate Allocation Portfolio.  To reflect this change, all references in your Prospectus to T. Rowe Price “Personal Strategy Balanced Portfolio” should be deleted and replaced with T. Rowe Price “Moderate Allocation Portfolio.”

All other provisions in your Prospectus, as supplemented, remain unchanged.

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If you have any questions, please do not hesitate to contact our Variable Product Service Center toll-free at 1-888-349-4658 or your representative.

COUNTRY INVESTORS LIFE ASSURANCE COMPANY

COUNTRY Investors Variable Annuity Account

Supplement Dated August 21, 2019

to the Prospectus For

Individual Flexible Premium Deferred Variable Annuity Contract

(Dated May 1, 2012)

This Supplement updates certain information contained in your Prospectus, as previously supplemented, regarding investment options available under your contract.  It is for informational purposes only and requires no action on your part.  Please read this Supplement carefully and retain it with your Prospectus for future reference.

The T. Rowe Price Personal Strategy Balanced Portfolio has changed its name to T. Rowe Price Moderate Allocation Portfolio.  To reflect this change, all references in your Prospectus to T. Rowe Price “Personal Strategy Balanced Portfolio” should be deleted and replaced with T. Rowe Price “Moderate Allocation Portfolio.”

In addition, the Dreyfus Corporation and the Dreyfus Variable Investment Fund have changed names.  To reflect those changes, all references in your Prospects to “The Dreyfus Corporation” should be deleted and replaced with “BNY Mellon Investment Adviser, Inc.” and all other references to “Dreyfus” should be deleted and replaced with “BNY Mellon.”

All other provisions in your Prospectus, as supplemented, remain unchanged.

*    *    *

If you have any questions, please do not hesitate to contact our Variable Product Service Center toll-free at 1-888-349-4658 or your representative.